Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 16,159	$ 14,258	$ 18,184
Post-employment benefits	155	174	300
Employment termination benefits	155	0	0
Share-based payments	10,305	10,846	10,303
Total	$ 26,774	$ 25,278	$ 28,787